Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Total	Common Stock [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (loss) [Member]
Balance, shares at Dec. 31, 2017		2,342,100
Balance, amount at Dec. 31, 2017	$ 365,717	$ 0	$ 0	$ 1,294,638	$ (851,063)	$ (77,858)
Net loss	(635,275)	0	$ 0	0	$ (635,275)	0
Foreign currency translation adjustment	(106,556)	$ 0				$ (106,556)
Common stock issued for cash, Shares		25,500
Common stock issued for cash, Amount	127,500			127,500
Warrants converted to common stock, Shares		$ 868,800
Warrants converted to common stock, Amount	$ 1,370,257	$ 0		$ 1,370,257
Balance, shares at Dec. 31, 2018		3,236,400
Balance, amount at Dec. 31, 2018	$ 1,121,643	$ 0	$ 0	$ 2,792,395	$ (1,486,338)	$ (184,414)
Net loss	(28,859)	0	$ 0	0	(28,859)	0
Foreign currency translation adjustment	(19,805)	$ 0			$ 0	$ (19,805)
Common stock issued for cash, Shares		50,000
Common stock issued for cash, Amount	224,997	$ 0		224,997
Warrants converted to common stock, Shares		$ 83,360
Common stock issued for service, Shares		4,000
Common stock issued for service, Amount	20,000	$ 0		20,000
Beneficial conversion feature on convertible note issuance	$ 37,500	$ 0		$ 37,500
Balance, shares at Dec. 31, 2019		3,373,760
Balance, amount at Dec. 31, 2019	$ 1,355,476	$ 0	$ 0	$ 3,074,892	$ (1,515,197)	$ (204,219)